THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
COMMON STOCKS (95.1%)
BASIC INDUSTRIES (6.0%)
CHEMICALS (3.6%)
Du Pont (E.I.) de Nemours & Co., Inc..............  102,200  $  6,796,300
Union Carbide Corp................................  225,920     8,952,080
Wellman Inc.......................................  354,900     9,094,312
                                                             ------------
                                                               24,842,692
                                                             ------------
METALS & MINING (1.7%)
Aluminum Co. of America...........................   60,000     3,510,000
Freeport McMoRan Copper & Gold Inc., Cl. A........   93,960     2,536,920
Freeport McMoRan Copper & Gold Inc., Cl. B........   56,202     1,524,479
Reynolds Metals Co................................   71,200     4,111,800
                                                             ------------
                                                               11,683,199
                                                             ------------
PAPER AND FOREST PRODUCTS (0.7%)
Buckeye Cellulose Corp. (a).......................   90,700     1,916,037
International Paper Co............................      600        22,875
Mead Corp.........................................   52,900     3,021,912
                                                             ------------
                                                                4,960,824
                                                             ------------
    TOTAL BASIC INDUSTRIES........................             41,486,715
                                                             ------------
CONSUMER GOODS & SERVICES (26.2%)
AUTOMOTIVE (2.1%)
General Motors Corp...............................  300,600    14,579,100
                                                             ------------
BEVERAGES, FOOD, SOAP & TOBACCO (7.0%)
Archer-Daniels-Midland Co.........................  270,470     4,665,608
CPC International, Inc............................   71,200     4,895,000
General Mills Inc.................................  116,500     6,422,063
Nabisco Holdings Corp.- Cl. A.....................  209,100     5,907,075
PepsiCo., Inc.....................................  215,300    11,895,325
Philip Morris Cos., Inc...........................  172,300    15,119,325
                                                             ------------
                                                               48,904,396
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
CONSUMER GOODS & SERVICES (CONTINUED)
ENTERTAINMENT, LEISURE & MEDIA (5.2%)
Circus Circus Enterprises Inc. (a)................  418,000  $ 11,599,500
International Game Technology.....................  355,900     4,404,263
Tele-Communications Inc., Liberty Media Group
  Series A (a)....................................      162         4,516
Tele-Communications Inc., TCI Group Series A
  (a).............................................  705,950    13,104,197
Time Warner, Inc..................................  170,000     6,800,000
                                                             ------------
                                                               35,912,476
                                                             ------------

FOOTWEAR APPAREL (0.1%)
Converse Inc. (a).................................   87,633       361,486
Florsheim Shoe Co. (a)............................   43,816       186,218
                                                             ------------
                                                                  547,704
                                                             ------------

HOUSEHOLD PRODUCTS (3.0%)
Colgate-Palmolive Co..............................  105,540     7,730,805
Interco Inc. (a)..................................  479,100     4,012,462
Procter & Gamble Co...............................  106,310     9,182,526
                                                             ------------
                                                               20,925,793
                                                             ------------

MERCHANDISING (6.3%)
Fruit of the Loom Inc., Cl. A (a).................  355,450     6,886,844
Hechinger Co., Cl. A..............................  132,300       595,350
Limited Inc.......................................  515,300     9,210,987
Melville Corp.....................................  196,100     6,103,612
Price Costco Inc. (a).............................  457,800     7,639,537
Wal Mart Stores, Inc..............................  565,460    13,571,040
                                                             ------------
                                                               44,007,370
                                                             ------------

PERSONAL CARE (0.2%)
International Flavors and Fragrances, Inc.........   21,500     1,099,188
                                                             ------------
PERSONAL SERVICES (1.7%)
Service Corp. International.......................  292,600    11,886,875
                                                             ------------
RESTAURANTS (0.6%)
Cracker Barrel Old Country Store, Inc.............  245,000     4,578,438
                                                             ------------
    TOTAL CONSUMER GOODS & SERVICES...............            182,441,340
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
ENERGY (8.7%)
OIL-EQUIPMENT (0.3%)
Cooper Cameron Corp. (a)..........................   74,712  $  1,942,512
                                                             ------------
OIL-PRODUCTION (8.4%)
Anadarko Petroleum Corp...........................  181,300     8,725,063
Chevron Corp......................................  130,000     6,418,750
Diamond Shamrock Inc..............................  221,000     5,552,625
Oryx Energy Co. (a)...............................  391,500     5,138,437
Repsol S.A. (ADR).................................  134,300     4,247,238
Royal Dutch Petroleum Co. (ADR)...................   73,320     9,412,455
Sun Inc...........................................  269,475     7,477,931
Texaco Inc........................................  154,900    11,462,600
                                                             ------------
                                                               58,435,099
                                                             ------------
    TOTAL ENERGY..................................             60,377,611
                                                             ------------
FINANCE (13.1%)
BANKING (8.2%)
BankAmerica Corp..................................  209,600    13,335,800
Citicorp..........................................   66,475     4,703,106
Firstar Corp......................................   69,750     2,859,750
First Union Corp..................................  125,750     6,869,094
Fleet Financial Group Inc.........................  212,150     8,857,262
Great Western Financial Corp......................  273,200     6,966,600
NationsBank Corp..................................  191,647    13,678,805
                                                             ------------
                                                               57,270,417
                                                             ------------
FINANCIAL SERVICES (1.0%)
Dean Witter Discover & Co.........................  136,600     6,966,600
                                                             ------------
INSURANCE (3.9%)
AMBAC Inc.........................................  210,300     9,279,488
Providian Corp....................................  322,500    12,940,312
USLIFE Corp.......................................  167,850     4,846,669
                                                             ------------
                                                               27,066,469
                                                             ------------
    TOTAL FINANCE.................................             91,303,486
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
HEALTHCARE (9.0%)
HEALTH SERVICES (4.2%)
Columbia/HCA Healthcare Corp......................  294,300  $ 15,193,238
Health Care and Retirement Corp. (a)..............      700        23,450
Humana, Inc. (a)..................................  491,700    13,767,600
                                                             ------------
                                                               28,984,288
                                                             ------------
PHARMACEUTICALS (4.8%)
Alza Corp. Cl. A (a)..............................  140,600     3,233,800
Bausch & Lomb Inc.................................  313,900    11,339,638
Forest Laboratories, Inc. (a).....................   75,000     3,187,500
Lilly, Eli & Co...................................   97,445     9,695,777
Warner - Lambert Co...............................   71,200     6,354,600
                                                             ------------
                                                               33,811,315
                                                             ------------
    TOTAL HEALTHCARE..............................             62,795,603
                                                             ------------
INDUSTRIAL PRODUCTS & SERVICES (14.1%)
CAPITAL GOODS (0.7%)
USG Corp. (a).....................................  158,800     4,664,750
                                                             ------------
DIVERSIFIED MANUFACTURING (9.4%)
Allied Signal, Inc................................  222,000    10,489,500
Coltec Industries, Inc. (a).......................  433,225     4,765,475
Cooper Industries, Inc............................  261,939     9,560,774
Cooper Tire & Rubber Co...........................  246,100     6,060,213
General Electric Co...............................  152,700    10,269,075
ITT Corp..........................................   39,900     4,892,737
Manville Corp. (a)................................  791,000    10,085,250
Tyco International Ltd............................  306,200     9,607,025
                                                             ------------
                                                               65,730,049
                                                             ------------
ELECTRONICS (3.3%)
General Instrument Corp. (a)......................  198,100     5,076,312
Grainger (W.W.), Inc..............................  108,200     7,235,875
Harris Corp.......................................  158,200     9,116,275
Magnetek, Inc. (a)................................  177,900     1,467,675
                                                             ------------
                                                               22,896,137
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
INDUSTRIAL PRODUCTS & SERVICES (CONTINUED)
ENVIRONMENTAL CONTROL (0.7%)
Wheelabrator Technologies Inc.....................  347,700  $  5,215,500
                                                             ------------
    TOTAL INDUSTRIAL PRODUCTS & SERVICES..........             98,506,436
                                                             ------------
TECHNOLOGY (5.4%)
COMPUTERS-PERIPHERALS (0.5%)
Quantum Corp. (a).................................  180,000     3,363,750
                                                             ------------
COMPUTERS-SOFTWARE (0.6%)
Autodesk Inc......................................  119,500     4,227,313
                                                             ------------
COMPUTERS-SYSTEMS (0.9%)
International Business Machines...................   68,000     6,570,500
                                                             ------------
ELECTRONICS (1.4%)
Motorola, Inc.....................................  163,325    10,003,656
                                                             ------------
INFORMATION PROCESSING (1.5%)
Novell, Inc. (a)..................................  602,275    10,125,748
                                                             ------------
TELECOMMUNICATIONS-EQUIPMENT (0.5%)
Bay Networks Inc. (a).............................   70,050     3,147,872
                                                             ------------
    TOTAL TECHNOLOGY..............................             37,438,839
                                                             ------------
TRANSPORTATION (2.5%)
RAILROADS (1.9%)
Union Pacific Corp................................  193,445    13,105,899
                                                             ------------
TRUCKING AND FREIGHT (0.6%)
Consolidated Freightways Inc......................  180,400     4,735,500
                                                             ------------
    TOTAL TRANSPORTATION..........................             17,841,399
                                                             ------------
UTILITIES (10.1%)
ELECTRIC (3.3%)
Allegheny Power System Inc........................  249,900     6,934,725
Entergy Corp......................................  235,500     6,564,563
Illinova Corp.....................................   62,100     1,762,087
SCEcorp...........................................  285,900     4,467,188
Western Resources, Inc............................  100,000     3,312,500
                                                             ------------
                                                               23,041,063
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
UTILITIES (CONTINUED)
TELEPHONE (6.8%)
AT&T..............................................  226,070  $ 14,920,620
BellSouth Corp....................................  226,400     8,801,300
MCI Communications Corp...........................  183,785     4,904,762
Pacific Telesis Group.............................  222,800     6,684,000
Telefonos de Mexico, Cl. L (ADR)..................   95,000     3,135,000
U.S. West, Inc., Communications Group.............  189,180     5,911,875
U.S. West, Inc., Media Group (a)..................  189,180     3,405,240
                                                             ------------
                                                               47,762,797
                                                             ------------
    TOTAL UTILITIES...............................             70,803,860
                                                             ------------
TOTAL COMMON STOCKS (COST $592,005,549)...........            662,995,289
                                                             ------------

CONVERTIBLE PREFERRED STOCKS (0.6%)
HEALTHCARE (0.1%)
PHARMACEUTICALS (0.1%)
Gensia Inc., $3.75 (144A).........................   20,000       260,000
                                                             ------------
INDUSTRIAL PRODUCTS AND SERVICES (0.5%)
CAPITAL GOODS (0.5%)
Owens Corning LLC., 6.5% (144A)...................   60,000     3,532,500
                                                             ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST
  $4,081,156).....................................              3,792,500
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                               SECURITY DESCRIPTION                                     AMOUNT          VALUE
-----------------------------------------------------------------------------------  -------------  --------------
CONVERTIBLE BONDS (0.4%)
INDUSTRIAL PRODUCTS & SERVICES (0.3%)
POLLUTION CONTROL (0.3%)
WMX Technologies Inc. 2.00% Subordinated Debentures due 01/24/05...................
                                                                                     $   2,283,000  $    1,974,795
                                                                                                    --------------
TECHNOLOGY (0.1%)
COMPUTERS-PERIPHERALS (0.1%)
Conner Peripherals Inc. 6.50% Subordinated Debentures due 03/01/02.................
                                                                                           994,000       1,043,700
                                                                                                    --------------
TOTAL CONVERTIBLE BONDS (COST $2,653,210)..........................................
                                                                                                         3,018,495
                                                                                                    --------------

SHORT-TERM INVESTMENTS (4.2%)
REPURCHASE AGREEMENT (4.2%)
Goldman Sachs 5.85% dated 11/30/95 due 12/01/95, proceeds $29,110,730
  (collateralized by U.S. Treasury Bond, 9.25% due 2/15/06 valued at
  $29,688,680).....................................................................
                                                                                        29,106,000      29,106,000
                                                                                                    --------------
TOTAL SHORT TERM INVESTMENTS (COST $29,106,000)....................................
                                                                                                        29,106,000
                                                                                                    --------------
TOTAL INVESTMENTS (COST $627,845,915) (100.3%).....................................
                                                                                                       698,912,284
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)......................................
                                                                                                        (1,770,304)
                                                                                                    --------------
NET ASSETS (100.0%)................................................................
                                                                                                    $  697,141,980
                                                                                                    --------------
                                                                                                    --------------

     (a)  Non-income-producing security.

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

     144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $627,845,915)            $698,912,284
Cash                                                         884
Receivable for Investments Sold                        3,420,254
Dividends Receivable                                   1,721,257
Interest Receivable                                       36,939
Other Assets                                               6,002
                                                    ------------
    Total Assets                                     704,097,620
                                                    ------------

LIABILITIES
Payable for Investments Purchased                      6,269,054
Advisory Fee Payable                                     643,577
Custody Fee Payable                                       17,416
Fund Services Fee Payable                                  2,803
Administration Fee Payable                                 3,285
Accrued Expenses                                          19,505
                                                    ------------
    Total Liabilities                                  6,955,640
                                                    ------------

NET ASSETS
Applicable to Investors' Beneficial Interests       $697,141,980
                                                    ------------
                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax of
 $35,840)                                                       $ 6,761,202
Interest Income                                                   1,105,248
                                                                -----------
    Investment Income                                             7,866,450

EXPENSES
Advisory Fee                                        $1,304,403
Financial and Fund Accounting Services Fees             62,181
Fund Services Fee                                       26,438
Professional Fees                                       23,744
Custodian Fees and Expenses                             14,792
Administration Fee                                      19,340
Trustees' Fees and Expenses                              7,192
Insurance                                                4,303
Miscellaneous                                            7,326
                                                    ----------
    Total Expenses                                               (1,469,719)
                                                                -----------
NET INVESTMENT INCOME                                             6,396,731

NET REALIZED GAIN ON INVESTMENTS (including
 $1,561,383 net realized gains from futures
 contracts)                                                      38,466,915

NET CHANGE IN UNREALIZED APPRECIATION OF
 INVESTMENTS (including $478,918 net unrealized
 depreciation from futures contracts)                            25,989,003
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                     $70,852,649
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE SIX
                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                        NOVEMBER 30, 1995       YEAR ENDED
                                                                           (UNAUDITED)         MAY 31, 1995
                                                                        ------------------  -------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                     $    6,396,731      $    10,756,648
Net Realized Gain on Investments                                              38,466,915           31,481,163
Net Change in Unrealized Appreciation of Investments                          25,989,003           35,361,393
                                                                        ------------------  -------------------
  Net Increase in Net Assets Resulting from Operations                        70,852,649           77,599,204
                                                                        ------------------  -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                123,607,594          266,876,529
Withdrawals                                                                 (100,072,047)        (179,469,109)
                                                                        ------------------  -------------------
  Net Increase from Investors' Transactions                                   23,535,547           87,407,420
                                                                        ------------------  -------------------
  Total Increase in Net Assets                                                94,388,196          165,006,624

NET ASSETS
Beginning of Period                                                          602,753,784          437,747,160
                                                                        ------------------  -------------------
End of Period                                                             $  697,141,980      $   602,753,784
                                                                        ------------------  -------------------
                                                                        ------------------  -------------------

-------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------------------------------


                                                                                FOR THE PERIOD
                                            FOR THE SIX                          JULY 19, 1993
                                           MONTHS ENDED      FOR THE FISCAL    (COMMENCEMENT OF
                                         NOVEMBER 30, 1995     YEAR ENDED       OPERATIONS) TO
                                            (UNAUDITED)       MAY 31, 1995       MAY 31, 1994
                                         -----------------  -----------------  -----------------
Ratios to Average Net Assets:
  Expenses                                       0.45%(a)            0.51%              0.53%(a)
  Net Investment Income                          1.96%(a)            2.12%              1.79%(a)
Portfolio Turnover                                 31%                 71%                76%(b)

------------------------

(a) Annualized.

(b) Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Selected U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The  following  is  a summary  of  the  significant accounting  policies  of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market values. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Realized and unrealized gains and losses on futures transactions for the six months ended November 30, 1995 are included in the Statement of Operations. There were no open futures contracts as of November 30, 1995.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended November 30, 1995, this fee amounted to $1,304,403.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the six months ended November 30, 1995, Signature's fee for these services amounted to $19,340.

      Effective December 29,1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs, at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the three month period ended August 31, 1995, the fee for these services amounted to $62,181. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $26,438 for the six months ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,400.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1995 were as follows:

   COST OF         PROCEEDS
  PURCHASES       FROM SALES
--------------  --------------
$  241,121,597  $  190,381,534

28